Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Estimated annual effective income tax rate			29.00%	33.70%
Increase in income tax expense	$ 3.7		$ 3.9
Increase in deferred state income taxes	3.6		3.6
Decrease in other estimated tax liabilities	0.1		0.3
Increase (decrease) in deferred tax liabilities	$ 1.5		$ 7.8
Effective income tax rates	51.00%	34.00%	37.40%	35.30%